Revenues - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 145,003,021	$ 144,259,312	$ 164,330,202
Unearned revenue	1,353,290	439,135	821,577
Voyage Charters [Member]
Disaggregation of Revenue [Line Items]
Contract fulfilment cost	309,608	118,246
Voyage Charters [Member] | Demurrage [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 2,400,000	$ 2,000,000.0	$ 4,700,000